BMW Vehicle Owner Trust 2016-A

Accrued Interest Date:	11/25/16	Collection Period Ending:	11/30/16
Current Payment Date:	12/27/16	Period:	5

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,353,937,519.02	$1,134,514,881.99	$1,093,565,349.23

Yield Supplement Overcollateralization	$71,861,249.18	$55,427,156.77	$52,487,660.65

Adjusted Pool Balance	$1,282,076,269.84	$1,079,087,725.22	$1,041,077,688.58

Reserve Account	$3,205,190.67	$3,205,190.67	$3,205,190.67

Overcollateralization	$32,076,269.84	$32,051,906.75	$32,051,906.75

Notes				Ratio

Class A-1 Notes	$329,000,000.00	$126,035,818.47	$88,025,781.83	8.7%

Class A-2a Notes	$325,000,000.00	$325,000,000.00	$325,000,000.00	32.2%

Class A-2b Notes	$125,000,000.00	$125,000,000.00	$125,000,000.00	12.4%

Class A-3 Notes	$356,000,000.00	$356,000,000.00	$356,000,000.00	35.3%

Class A-4 Notes	$115,000,000.00	$115,000,000.00	$115,000,000.00	11.4%
	$1,250,000,000.00	$1,047,035,818.47	$1,009,025,781.83	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$2,594,721.49
Servicer Advances	133,516.27

Servicer Advance Reimbursement	103,137.52

Administrative Purchase Payment	0.00

Warranty Purchase Payment	1,216.93

Recoveries	12,932.96

Investment Earnings from Reserve Account	394.12

Investment Earnings from Collection Account	0.00

Total Available Interest	$2,639,644.25

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$28,370,105.61

Receipts of Pre-Paid Principal	11,875,098.05

Liquidation Proceeds	324,151.89

Administrative Purchase Payment	0.00

Warranty Purchase Payment	163,901.59

Total Available Principal	$40,733,257.14

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$43,372,901.39

Distributions:

Servicing Fees	$945,429.07

Non-recoverable Servicer Advance Reimbursement	9,137.67

Noteholder's Accrued and Unpaid Interest	905,454.18

Priority Principal Distribution to Noteholder's	5,958,129.89

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	32,051,906.75

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	3,502,843.83

Total Distributions	$43,372,901.39

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$1,134,514,881.99

Monthly Principal Received

Regular Principal Received	$28,370,105.61

Prepaid Principal Received	11,875,098.05

Liquidation Proceeds	324,151.89

Principal Balance Allocable to Gross Charge-offs	216,275.62

Principal Portion of Repurchased Receivables	163,901.59

Total Monthly Principal Amounts	$40,949,532.76

Ending Receivable Principal Balance	$1,093,565,349.23

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee

Amount due and payable to Indenture Trustee before giving effect to	-
payments on current Payment Date:

Amount due and payable to Indenture Trustee after giving effect to	0.00
payments on current Payment Date:

Owner Trustee

Amount due and payable to Owner Trustee before giving effect to	-
payments on current Payment Date:

Amount due and payable to Owner Trustee after giving effect to	0.00
payments on current Payment Date:

Asset Representations Reviewer Trustee

Amount due and payable to Asset Representations Reviewer before	-
giving effect to payments on current Payment Date:

Amount due and payable to Asset Representations Reviewer after	0.00
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.62000%	$69,459.74	0.21
Class A-2a Notes			0.99000%	$268,125.00	0.83
Class A-2b Notes			0.83200%	$92,444.44	0.74
Class A-3 Notes			1.16000%	$344,133.33	0.97
Class A-4 Notes			1.37000%	$131,291.67	1.14
				$905,454.18

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$126,035,818.47	$38,010,036.64	$88,025,781.83	115.53	0.27
Class A-2a Notes	$325,000,000.00	-	$325,000,000.00	0.00	1.00
Class A-2b Notes	$125,000,000.00	-	$125,000,000.00	0.00	1.00
Class A-3 Notes	$356,000,000.00	-	$356,000,000.00	0.00	1.00
Class A-4 Notes	$115,000,000.00	-	$115,000,000.00	0.00	1.00
	1,047,035,818.47	38,010,036.64	1,009,025,781.83

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	55,427,156.77
Beginning Period Amount	55,427,156.77
Current Distribution Date Required Amount	52,487,660.65
Current Period Release	2,939,496.12
Ending Period Amount	52,487,660.65

Reserve Account

Beginning Period Required Amount	$3,205,190.67
Beginning Period Amount	3,205,190.67
Net Investment Earnings	394.12
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,205,190.67
Release to Depositor	394.12
Ending Period Amount	$3,205,190.67

Overcollateralization

Beginning Period Overcollateralization Amount	$32,051,906.75
Target Overcollateralization Amount	$32,051,906.75
Ending Period Over Collateralization Amount	$32,051,906.75
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		45,974	45,236
Weighted Average Remaining Term		46.93	46.10
Weighted Average Annual Percentage Rate		2.77%	2.78%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	117	$3,955,363.83	0.36%
60-89 Days	31	1,003,997.77	0.09%
90-119 Days	5	138,529.58	0.01%
120+ Days	3	248,734.05	0.02%

Total 30+ Days Past Due as of the end of the current period	156	$5,346,625.23	0.49%
Total 60+ Days Past Due as of the end of the current period	39	$1,391,261.40	0.13%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.40%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.38%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.27%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		23	1,164,202.88
Ending Period Repossessed Receivables Balance		25	1,421,144.02
Principal Balance of 90+ Day Repossessed Vehicles		1	25,471.55

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		10	216,275.62
Recoveries		8	12,932.96
Net Write-Offs			203,342.66
Cumulative Net Write-offs		26	$482,567.23
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.04%
Charge Off Rate **			0.04%
Avg of Net Write-offs ***			$18,560.28

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		4	46,996.43
Recoveries		5	9,414.43
Net Write-Offs			37,582.00
Cumulative Net Write-offs		16	$279,224.57
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.02%
Charge Off Rate **			0.02%
Avg of Net Write-offs ***			$17,451.54

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		11	227,918.42
Recoveries		2	2,715.68
Net Write-Offs			225,202.74
Cumulative Net Write-offs		12	$241,642.57
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.02%
Charge Off Rate **			0.02%
Avg of Net Write-offs ***			$20,136.88

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		0	0.00
Recoveries		2	1,067.92
Net Write-Offs			-1,067.92
Cumulative Net Write-offs		1	$16,439.83
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.00%
Charge Off Rate **			0.00%
Avg of Net Write-offs ***			$16,439.83

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.